S000016665 [Member] Annual Fund Operating Expenses - ClearBridge Dividend Strategy Fund	Dec. 31, 2025
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.71%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.00%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.75%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.73%
Class FI
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.02%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	1.36%
Class IS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.66%